Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

17.    Fair Value Measurements

The following table summarizes the liabilities measured at fair value on a recurring basis:

	2023
	Level 1	Level 2	Level 3
	Warrant Liability	Marketable Securities	Contingent Consideration
December 31, 2022	$10,062,500	$1,100,000	$—
Recognized in the Callin acquisition	—	—	3,491,741
Change in fair value	(2,365,895)	35,200	(1,922,381)
December 31, 2023	$7,696,605	$1,135,200	$1,569,360
	2022
	Level 1	Level 2	Level 3
	Warrant Liability	Marketable Securities	Contingent Consideration
December 31, 2021	$—	$—	$—
Issued term deposits	—	1,100,000	—
Issued in the Qualifying Transaction	31,073,000	—	—
Change in fair value	(21,010,500)	—	—
December 31, 2022	$10,062,500	$1,100,000	$—

Warrant liability

Warrant liability consists of warrants issued by the Company in public offerings, private placements, and forward purchase contracts. As of December 31, 2023, the number of warrants outstanding and weighted-average exercise price were 8,050,000 warrants and $11.50, respectively (December 31, 2022 – 8,050,000 and $11.50). The warrants are exercisable and will expire on September 16, 2027, or earlier upon redemption or liquidation. All warrants are publicly traded.

Contingent consideration

The contingent consideration liability arose during the year from the Callin acquisition, refer to Note 3 for additional details. The decrease in fair value during the year is attributable to changes in the Company’s stock price.